FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair value of financial assets and liabilities	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
The principal financial assets of the Company at June 30, 2026 and December 31, 2025 consist of cash and cash equivalents, restricted cash, other current assets, receivables due from related parties and derivative instruments receivable amongst other less significant items. The principal financial liabilities of the Company consist of payables due to related parties, accounts payable, other current liabilities, derivative instruments payable, other non-current liabilities and long-term debt.

The fair value measurements requirement applies to all assets and liabilities that are being measured and reported on a fair value basis. The assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; and
Level 3: Unobservable inputs that are not corroborated by market data.

The fair value of the Company's cash and cash equivalents and restricted cash approximates their carrying amounts reported in the accompanying consolidated balance sheets.

The fair value of other current assets, other non-current assets, receivables from related parties, payables due to related parties, accounts payable, other current liabilities and other non-current liabilities approximate their carrying amounts reported in the accompanying consolidated balance sheets.

The fair value of floating rate debt has been determined using Level 2 inputs and is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly or semi-annual basis. Carrying value of the floating rate debt is shown net deduction of debt issuance cost, while fair value of floating rate debt is shown gross.

The fixed rate debt has been determined using Level 2 inputs being the discounted expected cash flows of the outstanding debt.
The following table includes the estimated fair value and carrying value of those assets and liabilities.

(in thousands of $)		June 30,		December 31,
		2026		2025
	Fair value hierarchy level	Carrying value of asset (liability)	Fair value asset (liability)	Carrying value of asset (liability)	Fair value asset (liability)
Cash, cash equivalents	Level 1	397,382	397,382	447,632	447,632
Restricted cash	Level 1	—	—	65	65
Derivative instruments receivable	Level 2	22,343	22,343	18,054	18,054
Derivative instruments payable	Level 2	—	—	(604)	(604)
Cash settled share option awards	Level 2	(341)	(341)	(163)	(163)
Floating rate long-term debt	Level 2	(1,667,343)	(1,677,793)	(1,718,136)	(1,729,465)
Fixed rate long-term debt	Level 2	(126,327)	(116,417)	(130,071)	(117,827)

There have been no transfers between different levels in the fair value hierarchy during the six months ended June 30, 2026.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value (Level 2) of our derivative instruments, which is comprised of interest rate swap derivative agreements, is the present value of the estimated future cash flows that we would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves and the credit worthiness of both us and the derivative counterparty.

The fair value (Level 2) of cash-settled share option awards included within Other non-current liabilities and Other current liabilities is determined at each reporting date and recognized as a liability until settlement. The fair value represents the amount that would be paid to settle the awards at the balance sheet date. The liability is measured using the Black-Scholes option valuation model, which incorporates observable market inputs including the market price of our common shares at the measurement date, implied or historical share price volatility derived from market data, risk-free interest rates based on U.S. Treasury yield curves, and expected dividend yield. The expected term of the awards is based on historical exercise patterns and other relevant observable data.

Concentration of Risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with SEB (S&P Global rating: AA-), Danske Bank (S&P Global rating: A+) and DNB (S&P Global rating: AA-).